Share Based Payments	12 Months Ended
Dec. 31, 2011
Share Based Payments
Share Based Payments

16.Share Based Payments

Equity incentive plan

On October 11, 2006, the Company adopted an equity incentive plan, under which the officers, key employees and directors of the Company will be eligible to receive options to acquire shares of Class A Common Shares. In 2009, the plan was amended to increase the number of shares to be reserved for issuance to 5,500,000 Class A Common Shares. The Board of Directors administers the plan. Under the terms of the plan, the Board of Directors are able to grant new options exercisable at a price per Class A Common Share to be determined by the Board of Directors but in no event less than fair market value as of the date of grant. The plan also permits the Board of Directors to award non-vested share units, non-qualified options, stock appreciation rights and non-vested shares.

(a)Options

As of December 31, 2010 and 2011, there were 32,000 options with an exercise price of $12.00 outstanding and exercisable, which vested in 2007. Their weighted average remaining contractual life was 1.25 years as of December 31, 2011.

There were no unvested share options as of December 31, 2010 and 2011.

(b)Non-vested share awards

Until the forfeiture of any non-vested share awards, all non-vested share awards regardless of whether vested, the grantee has the right to vote such non-vested share awards, to receive and retain all regular cash dividends paid on such non-vested share awards with no obligation to return the dividend if employment ceases and to exercise all other rights provided that the Company will retain custody of all distributions other than regular cash dividends made or declared with respect to the non-vested share awards. All share awards are conditioned upon the option holder's continued service as an employee of the Company, or a director through the applicable vesting date. The Company estimates the forfeitures of non-vested share awards to be immaterial. The Company will, however, re-evaluate the reasonableness of its assumption at each reporting period.

The accounting guidance relating to the Share based payments describes two generally accepted methods of accounting for non-vested share awards with a graded vesting schedule for financial reporting purposes: 1) the "accelerated method", which treats an award with multiple vesting dates as multiple awards and results in a frontloading of the costs of the award and 2) the "straight-line method" which treats such awards as a single award. Management has selected the straight-line method with respect to the non-vested share awards because it considers each non-vested share award to be a single award and not multiple awards, regardless of the vesting schedule. Additionally, the "frontloaded" recognition of compensation cost that results from the accelerated method implies that the related employee services become less valuable as time passes, which management does not believe to be the case. The grant date fair value is considered to be the average between the relevant highest and lowest price recorded on the grant date.

The details of the non-vested share awards are outlined as follows:

	Grant date	Final Vesting date	Total shares granted	Grant date fair value	Shares cancelled
A	November 21, 2006	December 31, 2010	40,000	$9.110	1,125
B	August 27, 2007	December 31, 2009	46,500	$15.805	1,000
C	December 28, 2007	December 31, 2010	20,000	$18.970	4,667
D	February 5, 2008	December 31, 2011	6,000	$17.370	1,250
E	May 13, 2008	June 30, 2011	4,000	$19.900	-
F	December 19, 2008	December 31, 2010	20,000	$4.815	-
G	December 19, 2008	December 30, 2011	12,000	$4.815	2,667
H	January 23, 2009	December 31, 2012	8,600	$5.250	1,675
I	August 18, 2009	December 31, 2011	1,000,000	$4.025	-
J	November 10, 2009	December 31, 2010	1,987,117 (1)	$4.425	-
K	November 10, 2009	December 31, 2011	20,000	$4.425	-
L	November 10, 2009	December 31, 2012	12,000	$4.425	4,000
M	February 1, 2010	December 31, 2013	12,000	$4.445	1,650
N	November 19, 2010	December 31, 2012	40,000	$3.710	-
O	November 19, 2010	September 30, 2012	1,500,000	$3.710	-
P	January 31, 2011	December 31, 2013	40,000	$3.090	2,000
Q	December 1, 2011	December 31, 2013	1,000,000	$0.750	-
R	December 1, 2011	December 31, 2013	40,000	$0.750	-

(1)Not included under Company’s equity incentive plan.

A summary of the activity for non-vested share awards is as follows:

	Number of Shares	Weighted Average Fair Value
Non-vested, December 31, 2010	1,913,184	$3.89
Granted	1,080,000	1.07
Cancelled	(4,600)	6.86
Vested	(1,144,212)	3.97
Non-vested, December 31, 2011	1,844,372	$3.09

The remaining unrecognized compensation cost amounting to $2,934,786 as of December 31, 2011, is expected to be recognized over the remaining weighted average period of 1.1 years, according to the contractual terms of those non-vested share awards. On January 3, 2012 and on February 3, 2012, 35,000 and 63,000 non-vested Class A Common Share awards were granted to employees of Allseas, respectively.

Share based compensation amounted to $2,338,959, $10,461,204 and $4,840,626 for the years ended December 31, 2009, 2010 and 2011, respectively and is included in general and administrative expenses.